Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 22, 2024	Sep. 22, 2023	Apr. 19, 2023	Sep. 22, 2023	Apr. 19, 2023	Apr. 27, 2022	Apr. 22, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2024	Jan. 07, 2024	Aug. 21, 2023	Jul. 21, 2023	Jun. 20, 2023	May 19, 2023	May 17, 2023	Apr. 21, 2023	Jan. 20, 2023	Aug. 16, 2022
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)												$ 0.1		$ 8,400,000
Transaction costs												$ 6,764,402
Underwriting fees												2,300,000
Deferred underwriting fees										$ 4,025,000		4,025,000
Other offering costs												439,402
Gross proceed						$ 115,000,000							$ 3,435,000
Fair market value										80.00%		80.00%
Business combination, percentage of voting securities												50.00%
Deposit	$ 18,564.2		$ 120,000		$ 120,000			$ 1,000,000		$ 1,000,000		$ 1,000,000				$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 1,150,000
Aggregate value												2,000,000
Stockholders vote (in Shares)		3,358,759	7,414,905	3,358,759	7,414,905
Redemption value		$ 35,797,997		$ 35,797,997	$ 76,322,364
Termination fee												3,000,000
Other income								400,000	$ 635,100	710,899	$ 635,100	635,100
Cash								404,404		404,404		652,395
Working capital deficit								3,978,534		3,978,534		3,879,945
Excise tax liability								1,150,768		1,150,768		$ 1,121,204
Underwriting fees										2,300,000
Offering costs								$ 439,402		$ 439,402
Price per share (in Dollars per share)			$ 10.29		$ 10.29			$ 0.1		$ 0.1					$ 10
Aggregate amount										$ 2,000,000
Aggregate shares (in Shares)		3,358,759	7,414,905
Redemption value		$ 10.66			$ 76,322,364
Shares redemption (in Shares)	262,231
Redemption value	$ 2,956,393.95
Redemption price per share (in Dollars per share)	$ 11.27
Termination fee										$ 3,000,000
Common stock, par value (in Dollars per share)								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Transaction costs										$ 400,000
Trading days										20 days
Business combination trading days										30 years
Common stock issued and outstanding percentage								5.00%		5.00%
Excise tax																							1.00%
Fair market value percentage																							1.00%
Business combination [Member]
Description of Organization and Business Operations [Line Items]
Transaction costs								$ 6,764,402		$ 6,764,402
Outstanding voting securities percentage								50.00%		50.00%
Merger Consideration [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)								$ 10		$ 10
Business combination consideration										$ 100,000,000
DRIVEiT [Member]
Description of Organization and Business Operations [Line Items]
Deposit								$ 1,100,000		1,100,000
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Deposit								$ 18,564.2		$ 18,564.2
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)							10,000,000
Price per unit (in Dollars per share)	$ 0.04						$ 10
Gross proceeds							$ 100,000,000
IPO [Member] | Business combination [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)								$ 10		$ 10
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)						30,000	313,500
Price per unit (in Dollars per share)						$ 10	$ 10
Gross proceeds							$ 3,135,000
Private Placement [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)						30,000
Price per unit (in Dollars per share)						$ 10		10		$ 10		$ 10
Gross proceeds						$ 300,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)						1,500,000	1,500,000			1,500,000
Gross proceeds						$ 15,000,000
Deposit												$ 1,150,000
Aggregate value												$ 2,300,000
Over-Allotment Option [Member] | Underwriters [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)						1,500,000	1,500,000
Price per unit (in Dollars per share)						$ 10
Gross proceeds						$ 15,000,000
Public Units [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)						$ 10		10		$ 10
Public Units [Member] | Third party [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)								$ 10		$ 10